Long-term bank loans (Details Narrative)	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 335,774,000	$ 225,473,000	$ 450,285,000
Debt Instrument, Covenant Compliance	As of June 30, 2022, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements and lease financings
Derivative, Notional Amount	$ 796,100
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	2.82%	3.06%
Commitment fees	$ 700,000	$ 3,000
Gain on hedging instrument	3,563,000
Debt [Member]
Debt Instrument [Line Items]
Finance expenses	2,344,000	0
Write off of Deferred Debt Issuance Cost	1,090,000	$ 1,859,000
Minimum liquidity, not legally restricted [Member]
Debt Instrument [Line Items]
Cash and Cash Equivalents, at Carrying Value	64,000,000		64,000,000
Minimum liquidity, legally restricted [Member]
Debt Instrument [Line Items]
Restricted cash, current and non-current	$ 14,596,000		$ 22,986,000
ING $310,600 Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Jun. 28, 2022
Proceeds from Lines of Credit	$ 100,000,000
Number of Loan Tranches	9
Description of scope, credit facility	to refinance the outstanding amounts under the lease agreements with CMBL of the Eneti Acquisition Vessels and the Star Vega (Note 6) and to refinance the outstanding loan amount of HSBC $80,000 Facility of the vessel Madredeus
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
ING $310,600 Facility [Member] | Nine Tranches [Member]
Debt Instrument [Line Items]
Draw down date	June 30, 2022
ING $310,600 Facility [Member] | Nine Tranches [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 9,895,000
Line of Credit Facility, Periodic Payment	261,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	1,649,000
ING $310,600 Facility [Member] | Nine Tranches [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	12,368,000
Line of Credit Facility, Periodic Payment	412,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 6,746,000
HSBC $80,000 Facility [Member] | Star Omicron [Member]
Debt Instrument [Line Items]
Prepayment date	March 24, 2022
Prepayments of debt	$ 4,100,000
HSBC $80,000 Facility [Member] | Madredeus [Member]
Debt Instrument [Line Items]
Prepayment date	June 23, 2022
Prepayments of debt	$ 6,600,000
All bank loans and applicable lease financings except the DSF $55,000 Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms	LIBOR plus a margin